RELATED PARTY BALANCE AND TRANSCATIONS	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
RELATED PARTY BALANCE AND TRANSCATIONS [Text Block]

NOTE 9 - RELATED PARTY BALANCE AND TRANSCATIONS

Due (to) from related parties

As of June 30, 2012 and December 31, 2011, due from/(to) related parties was summarized as follows:

	June 30, 2012	December 31, 2011
	(Unaudited)
Xingtai Longhai Steel Group Co., Ltd.	$(785,179)	$32,844,632

The Company made payment to Xingtai Longhai Steel Group Co., Ltd (“Longhai Steel Group”), a related party under the control of Mr. Wang Chaojun, the Company’s Chief Executive Officer, as advance to suppliers. As of June 30, 2012 and December 31, 2011, the advance payments to Longhai Steel Group were $100,495 and $31,812,188, respectively. The remaining balance includes nil and $1,603,266 on receivable from related party for sales of steel scrap, $222,798 and $365,876 on other receivables from related party, and offset by $1,108,472 and $936,698 on accrued expenses of facility rental to related party.

Related party transactions

Revenue

During the six months ended June 30, 2012 and 2011, the Company sold scrap metal to Longhai Steel Group in the amount of $3,161,914 and $3,496,351, respectively. During the three months ended June 30, 2012 and 2011, the Company sold scrap metal to members of the Longhai Group of companies in the amount of $1,574, 887 and $1,646,404 respectively. These amounts are included in the Company's income statement as revenue from related party.

Purchase of billet

During the six months ended June 30, 2012 and 2011, the Company purchased $12,874,129 and $nil billet directly from Longhai Steel Group. The Company also made purchases from Longhai Steel Group through independent third party trading companies in the amount of $259,626,959 and $264,297,141 during six months ended June 30, 2012 and 2011, respectively. During the three months ended June 30, 2012 and 2011, the Company purchased $7, 348,093 and $nil directly from Longhai Steel Group. The Company also made purchases from Longhai Steel Group through independent third party trading companies in the amount of $117,115,500 and $133,583,905 during the three months ended June 30, 2012 and 2011, respectively.

Prior to 2009, the Company purchased steel billet at a slight discount from Longhai Steel Group, an entity owned and controlled by our CEO, Chaojun Wang. However, since 2009, the Company has purchased steel billet at prevailing market prices from independent third party trading companies. While they source their steel billet from local steel manufacturers, including Longhai Steel Group, they provide all of the Company’s billets only through Longhai Steel Group. They also function as financing intermediaries to facilitate delivery of steel billets to Longhai. The price of the billets has been set through arm’s length negotiations with Longhai Steel Group and based on the published daily commodity index price. Longhai Steel Group is able to supply steel to Longhai less expensively than competitors because, while the base price of steel billet is comparable across the region, (i) Longhai Steel Group’s cost of transporting steel to Longhai is lower given its proximity to Longhai and (ii) Longhai Steel Group can deliver hot steel billet given such proximity, which reduces Longhai’ s energy costs and factors into Longhai’s calculation of its true steel billet costs. The Company’s purchasing team monitors and tracks movements in steel billet prices daily and provides regular guidance to management to respond quickly to market conditions and aid in long term business planning. Steel Billet is the principal raw material used in the Company’s production of steel wire.

Expenses

During the six months ended June 30, 2012 and 2011, the Company purchased gas and other utilities from the Longhai Steel Group in the amount of $1,499,361 and $1,589,007, respectively. During the three months ended June 30, 2012 and 2011, the Company purchased gas and other utilities from the Longhai Group in the amount of $659,304 and $616,041, respectively.

In addition, the Longhai Steel Group rents office and workshop space to the Company. Rent expense for the six months ended June 30, 2012 and 2011 was $1,123,979 and $14,799, respectively. Rent expense for the three months ended June 30, 2012 and 2011 was $561,517 and $7,443, respectively.

Short-term loan to related party

On June 30, 2011, the Company lent $3,817,500 or 25 million RMB to its related party, Longhai Steel Group for operational purposes. The term of the loan is two months and bears interest at 0.999% monthly rate. The loan has short term of two months and settled the balance within the time period noted here. By September 3, 2011, the related party has fully repaid the loan to the Company.

NOTE 8 - RELATED PARTY BALANCE AND TRANSACTIONS

Due from Related Parties

As of December 31, 2011 and 2010, due from related parties was summarized as follows:

	As of December 31,
	2011	2010
Xingtai Longhai Steel Group Co., Ltd. (Longhai Steel Group)	$32,844,632	$-

The Company made payment to Longhai Steel Group, a related party under the control of Mr. Wang Chaojun, the Company’s Chief Executive Officer, as advance to suppliers. As of December 31, 2011 and 2010, the advance payments to Longhai Steel Group were $31,812,188 and 0, respectively. The remaining balance includes $1,603,266 on receivable from related party for sales of steel scrap, $365,876 on other receivables from related party and offset by $936,698 on accrued expenses of facility rental to related party.

In 2010, the Company offered customers sales discounts in return for cash deposits. These cash deposits were subsequently loaned to Longhai Steel Group. In consideration for the foregoing loans, the Company received reimbursements from Longhai Steel Group on sales discounts to third party customers in the amount of $1,527,203 in 2010. The Company recorded these reimbursements as earned finance income which is included in net revenue. In 2011, the Company no longer provided such services to its related parties.

In May 2010, the Company placed an order for steel billet with Xingtai Shenrui Trading Company (“Xingtai Shenrui”), a related party under indirect control of Mr. Wang Chaojun, the Company’s Chief Executive Officer and gave Xingtai Shenrui a cash deposit in the amount of $15,244,809 in connection with this order. The order was subsequently cancelled and the cash deposit was returned in full by August 4, 2010. There is no such transaction with Xingtai Shenrui in 2011.

Due to Related Party

The Company purchases gas and other utilities used in the production of steel wire, from Longhai Steel Group, a related party under the control of Mr. Wang Chaojun, the Company’s Chief Executive Officer. Due to related party related to such utilities was summarized as follows:

	As of December 31,
	2011	2010
Xingtai Longhai Steel Group Co., Ltd.	$-	$1,531,755

Related Party Transactions

Revenue

During the years ended December 31, 2011 and 2010, the Company sold scrap metal to members of the Longhai Group of companies in the amount of $7,573,098 and $4,703,287, respectively. Revenue from the sale of steel wire to Xingtai Shenrui during the years ended December 31, 2011 and 2010, was $0 and $15,450,433, respectively. These amounts are included in the Company’s income statement as revenue.

Purchase of Billet

In 2011, the Company purchased $13,498,213 billet directly from Longhai Steel Group. The Company also made purchases from Longhai Steel Group through independent third party trading companies suppliers in the amount of $543,391,510 and $450,299,668 in 2011 and 2010, respectively.

Prior to 2009, the Company purchased our steel billet at a slight discount from Longhai Steel Group, an entity owned and controlled by our CEO, Chaojun Wang. However, since 2009, the Company has purchased steel billet at prevailing market prices from independent third party trading companies. While they source their steel billet from local steel manufacturers, including Longhai Steel Group, they provide all of our billets only through Longhai Steel Group. They also function as financing intermediaries to facilitate delivery of steel billets to Longhai, The price of the billets has been set through arm’s length negotiations with Longhai Steel Group and based on the published daily commodity index price. Longhai Steel Group is able to supply steel to Longhai less expensively than competitors because, while the base price of steel billet is comparable across the region, (i) Longhai Steel Group’s cost of transporting steel to Longhai is lower given its proximity to Longhai and (ii) Longhai Steel Group can deliver hot steel billet given such proximity, which reduces Longhai’s energy costs and factors into Longhai’s calculation of its true steel billet costs. The Company’s purchasing team monitors and tracks movements in steel billet prices daily and provides regular guidance to management to respond quickly to market conditions and aid in long term business planning. Steel Billet is the principal raw material used in our production of steel wire.

Expenses

During the years ended December 31, 2011 and 2010, the Company purchased gas and other utilities from Longhai Steel Group in the amount of $3,006,870 and $5,267,131, respectively.

In addition, Longhai Steel Group rents office and workshop space to the Company. Rent expense for the years ended December 31, 2011 and 2010 was $932,420 and $28,593, respectively.

Short-term Loan to Related Party

On June 30, 2011, the Company lent $2,941,200 (19 million RMB) to our related party, Longhai Steel Group for operational purposes. The term of the loan is two months and bears interest at 0.999% monthly rate. We noted the loan to related party is in violation to Sarbanes-Oxley Act of 2002, including Section 402’s prohibition against personal loans to directors and executive officers, either directly or indirectly. The loan may subject us and our chief executive officer to possible criminal, civil or administrative sanctions, penalties, or investigations, in addition to potential private securities litigation. The loan has short term of two months and we intended to settle the outstanding loan balance within the time period noted here. By September 13, 2011, the related party has fully repaid the loan to us.